Shareholder Report, Holdings (Details) - C000101704 [Member]	Sep. 30, 2025
Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%
Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.90%
Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%